CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2012
CONVERTIBLE NOTES [Abstract]
Summary of Notes and Related Discount
	December 31,	December 31,
	2012	2011

Face value of all convertible notes payable through maturity	$2,028,100	$1,926,250
Less unamortized original issue discount	(63,787)	(245,582)
Less unamortized discount related to BCF	(70,509)	(1,038,782)
Convertible Notes, net of unamortized debt discount	$1,893,804	$641,886

Carrying value of December 14, 2011 Convertible Notes	$1,805,500	$641,886
Carrying value of August 9, 2012 convertible notes	$88,304	$-